Oct. 28, 2014
BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock National Municipal Fund
(the “Fund”)

Supplement dated October 1, 2015
to the Investor C1 Shares Summary Prospectus and
Investor C1 Shares Prospectus of the Fund,
each dated October 28, 2014

Effective October 1, 2015, BlackRock Advisors, LLC (“BlackRock”) has agreed contractually to reduce its management fee for the Fund. Due to certain expense caps, the management fee reduction may not result in a decrease of total annual fund operating expenses after fee waivers and/or reimbursements.

Accordingly, the Fund’s Summary Prospectus and Prospectus are amended as follows:

The section entitled “Fund Overview — Key Facts About BlackRock National Municipal Fund — Fees and Expenses of the Fund” in each of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor C1 Shares of the Fund.

Shareholder Fees	Investor C1
(fees paid directly from your investment)	Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds,
whichever is lower)	1.00%[1]

Annual Fund Operating Expenses	Investor C1
(expenses that you pay each year as a percentage of the value of your investment)	Shares
Management Fee	0.43%
Distribution and/or Service (12b-1) Fees	0.80%
Other Expenses	0.14%
Interest Expense	0.06%
Miscellaneous Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.37%
Fee Waivers and/or Expense Reimbursements[2]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	1.34%

[1]	There is no CDSC on Investor C1 Shares after one year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 31, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.28% (for Investor C1 Shares) of average daily net assets until November 1, 2015. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$236	$431	$747	$1,644

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$136	$431	$747	$1,644

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.